Right of Use Asset and Operating Lease Liability - Schedule of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Leases [Abstract]
Current	$ 2,548	$ 2,645
Non-current	1,755	3,095
Lease liabilities	$ 4,303	$ 5,740